Common Stock	12 Months Ended
Dec. 31, 2022
Common Stock

14. Common Stock

The Company has an unlimited number of common shares authorized with a par value of $0.00001 CAD per share. As at December 31, 2022, 383,875,552 common shares were issued and outstanding (December 31, 2021 - 185,169,793).

For the year ended December 31, 2022

In March 2022, the Company issued 106,657,941 units at $0.165 CAD per unit for gross proceeds of $17,598,610 CAD ($13,886,226 USD) pursuant to the closing of a non-brokered private placement. Each unit comprises one common share and one half of one share purchase warrant. Each whole warrant entitles the holder to purchase one common share for $0.45 CAD for two years from the date of the closing of the offering. As the fair value of the common shares on the same date exceeded the issuance price, no residual value was assigned to the warrants. Cash finder’s fee of $1,397,495 CAD ($1,108,817 USD) were paid and 7,506,783 finder’s warrants were issued with a fair value of $994,775. The finder’s warrants have the same terms as the warrants attached to the units. The Company also issued 3,000,000 units for debt settlement of $495,000 CAD ($391,021 USD) under the same terms of the private placement financing with no loss or gain recognized.

On March 1, 2022, the Company entered into a consulting agreement with a third party. Pursuant to the consulting agreement, the Company issued 200,000 common shares on November 2, 2022 for the consulting services received in March 2022 with a fair value of $51,208. The amount of $51,208 was expensed and included in consulting services on the consolidated statements of loss and comprehensive loss for the year ended December 31, 2022.

On March 17, 2022, the Company issued 909,090 units for investor relations services from February to July 2022 valued at $150,000 CAD ($118,188 USD). The amount of $150,000 CAD ($118,188 USD) was expensed and included in investor relations on the consolidated statements of loss and comprehensive loss for the year ended December 31, 2022.

During the year ended December 31, 2022, the Company issued 1,100,000 shares, 50,000 of which relate to the vesting of restricted stock units granted in 2021 and 1,050,000 relating to the granting and vesting of restricted stock units during the year ended December 31, 2022. The value of the shares issued is $111,122. $7,540 of the share-based compensation was recorded in the prior year.

On June 29, 2022, the Company completed a short form prospectus, issuing 72,536,900 units of the Company at a price of $0.31 CAD (approximately US$0.24) per unit for aggregate gross proceeds of $22,486,439 CAD (approximately US$17,464,896). Each unit consists of one common share of the Company and one half of one common share purchase warrant. Each warrant will be exercisable to purchase one common share of the Company at an exercise price of $0.50 CAD (approximately USD$0.37) until June 29, 2025. A value of $0.04 CAD was allocated to each warrant based on the residual method.

Cash finder’s fee of $1,984,079 CAD ($1,541,006 USD) were paid and 4,251,440 finder’s warrants were issued with a fair value of $787,785 USD. The finder’s warrants are exercisable to purchase units, with each unit consisting of one common share and one-half share purchase warrant of the Company at an exercise price of $0.31 CAD (approximately USD$0.24) until June 29, 2025. Each warrant is exercisable at $0.50 CAD (approximately USD$0.36) until June 29, 2025.

During the year ended December 31, 2022, the Company issued shares for the exercise of warrants as follows:

●	2,691,248 common shares for the exercise of 2,691,248 warrants at $0.10 CAD (approximately US$0.07) for cash proceeds of $269,125 CAD (US$202,713). As a result, $336,464 was transferred from warrant reserves to common stock and share premium;
●	800,000 common shares for the exercise of 800,000 warrants at $0.10 CAD (approximately US$0.07) In lieu of cash, the Company acquired prepaid services in the amount of $58,698. As a result, $98,786 was transferred from warrant reserves to common stock and share premium;

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2022 and 2021

(Expressed in U.S. dollars)

14.	Common Stock (continued)

●	250,000 common shares for the exercise of 250,000 warrants at $0.10 CAD (approximately US$0.07). In lieu of cash, debt owed to the equity holder was settled in the amount of $10,949 CAD (US$8,034). Pursuant to the issuance, $31,511 was transferred from warrant reserves to common stock and share premium. As at December 31, 2022, $14,051 CAD (US$10,310) was recorded to receivables for equity issued for the remainder of the amount;
●	25,000 common shares for the exercise of 25,000 warrants at $0.12 CAD (approximately US$0.09) for cash proceeds of $3,000 CAD (US$2,213);
●	245,000 common shares for the exercise of 245,000 warrants at $0.20 CAD (approximately US$0.15) for cash proceeds of $49,000 CAD (US$37,225);
●	2,750,000 common shares for the exercise of 2,750,000 warrants at $0.31 CAD (approximately US$0.23) for cash proceeds of $852,500 CAD (US$635,127). As a result, $467,968 was transferred from warrant reserves to common stock and share premium;
●	47,500 common shares for the exercise of 47,500 warrants at $0.45 CAD (approximately US$0.32) for cash proceeds of $21,375 CAD (US$16,101). As a result, $1,159 was transferred from warrant reserves to common stock and share premium;
●	1,108,080 common shares for the exercise of 1,108,080 warrants at $0.08 for cash proceeds of $87,071. As the warrants were liability classified, the fair value of the shares of $326,695 was transferred to share premium;
●	1,250,000 common shares for the exercise of 1,250,000 warrants at $0.08. In lieu of cash, the Company acquired prepaid services in the amount of $100,000. As the warrants were liability classified, the fair value of the shares of $121,604 was transferred to share premium;
●	760,000 common shares for the exercise of 760,000 warrants at $0.10 for cash proceeds of $67,797. As the warrants were liability classified, the fair value of the shares of $164,025 was transferred to share premium; and
●	1,000,000 common shares for the exercise of 1,000,000 warrants at $0.16 for cash proceeds of $160,000. As the warrants were liability classified, the fair value of the shares of $210,627 was transferred to share premium.

During the year ended December 31, 2022, the Company issued shares for the exercise of options as follows:

●	300,000 common shares for the exercise of 300,000 options at $0.08 CAD (approximately US$0.06) for cash proceeds of $24,000 CAD (US$17,609). As a result, $16,557 was transferred from option reserves to common stock and share premium;
●	775,000 common shares for the exercise of 745,000 options at $0.10 CAD (approximately US$0.08) for cash proceeds of $77,500 CAD (US$58,751). 30,000 Common shares were issued in error. As a result, $2,322 was recorded in shares to be cancelled. Pursuant to the issuance, $55,001 was transferred from option reserves to common stock and share premium;
●	250,000 common shares pursuant to the exercise of 250,000 options at $0.10 CAD (approximately US$0.08). In lieu of cash, debt in the amount of $25,000 CAD (US$19,270) was settled. Pursuant to the issuance, $18,474 was transferred from option reserves to common stock and share premium;
●	1,650,000 common shares for the exercise of 1,650,000 options at $0.44 CAD (approximately US$0.32) for cash proceeds of $726,000 CAD (US$494,706). As a result, $341,584 was transferred from option reserves to common stock and share premium. As at December 31, 2022, $56,000 CAD (US$41,349) had not yet been received and was recorded to receivables for equity issued; and
●	400,000 common shares pursuant to the exercise of 400,000 options at $0.12. In lieu of cash, debt owed to the equity holders was settled in the amount of $48,000. Pursuant to the issuance, $43,290 was transferred from option reserves to common stock and share premium.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2022 and 2021

(Expressed in U.S. dollars)

14.	Common Stock (continued)

For the year ended December 31, 2021

On March 8, 2021, the Company closed a non-brokered private placement financing for aggregate gross proceeds of $481,350 CAD (approximately US$400,792) (the “March Offering”). Under the March Offering, the Company issued an aggregate of 8,015,832 units, at a price of $0.06 CAD per unit (approximately US$0.05 per unit). Each unit was comprised of one Common Share and one-half of one share purchase warrant. Each warrant entitles the holder to purchase one Common Share at a price of $0.10 CAD (approximately $0.08) for a period of 30 months from the closing date.

On March 8, 2021, the Company closed a private placement for proceeds of $235,808 (the “US Private Placement”). Under the US Private Placement, the corporation issued an aggregate of 4,716,160 units at a price of $0.05 per unit. Each unit was comprised of one Common Share and one-half of one share purchase warrant. Each warrant entitles the holder to purchase one Common Share at a price of $0.08 for a period of 30 months from the closing date.

In March 2021, convertible debt in the principal amount of $150,000 CAD (US$118,726) and accrued interest of $12,000 CAD (US$9,478) was converted to 2,160,000 units at $0.075 CAD per unit (approximately US$0.06). Each unit issued consists of one Common Share and one warrant. Each warrant entitles the holder to purchase one Common Share at a price of US$0.10 for a period of 24 months from the closing date.

During the year ended December 31, 2021, the Company granted 1,325,000 restricted share units which vested immediately. In connection with the grant, 1,275,000 Common Shares with a fair value of $204,525 were issued.

As at December 31, 2021, 50,000 Common Shares with a fair value of $7,450 was recorded as an obligation to issue shares.

On June 28, 2021, the Company issued 50,000 Common Shares at $0.30 CAD (approximately US$0.24) per share for gross proceeds of $15,000 CAD (US$12,151).

During the year ended December 31, 2021, the Company issued 3,130,590 Common Shares with a fair value of $765,576 for services provided.

During the year ended December 31, 2021, the Company issued 5,252,740 Common Shares with fair value of $419,573 to settle liabilities of $338,101. A loss of $82,280 was recognized pursuant to the issuance.

During the year ended December 31, 2021, the Company issued Common Shares for the exercise of options as follows:

●	150,000 common shares for the exercise of 150,000 options at $0.18 for cash proceeds of $27,358;
●	600,000 common shares for the exercise of 600,000 options at $0.18. In lieu of cash, the Company settled $109,427 of outstanding debt;
●	30,000 common shares for the exercise of 30,000 options at $0.10 CAD (approximately US$0.08) for cash proceeds of $3,000 CAD (US$2,403);
●	1,500,000 common shares for the exercise of 1,500,000 options at $0.12 for cash proceeds of $120,000. The shares issued include 500,000 issued to a related party where the Company entered into a promissory note agreement with the related party for total principal receivable of $60,000. The note bears interest at 5% per annum and matures in November 2022; and
●	1,310,000 common shares for the exercise of 1,310,000 options at $0.08 CAD (approximately US$0.06) for cash proceeds of $104,800 CAD (US$83,774). The shares issued include 320,000 issued to a related party where the Company entered into a promissory note agreement with the related party for total principal receivable of $25,600 CAD (US$20,464). The note bears interest at 5% per annum and matures in November 2022.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2022 and 2021

(Expressed in U.S. dollars)

14.	Common Stock (continued)

During the year ended December 31, 2021, the Company issued Common Shares for the exercise of warrants as follows:

●	16,606,980 Common Shares for the exercise of 16,552,380 warrants at $0.12 CAD (approximately US$0.10) for gross proceeds of $1,992,838 CAD (US$1,589,688). 54,600 shares were issued in error and were cancelled. As the warrants were liability classified, the fair value of the shares of $1,806,614 was transferred to share premium;
●	11,776,667 shares, as a result of the exercise of 11,776,667 warrants at $0.12 CAD (approximately US$0.10) where the Company entered into promissory note agreements for total principal receivable by the Company of $1,413,200 CAD (US$1,131,309). The notes bear interest at 5% per annum and mature in two years. As the warrants were liability classified, the fair value of the shares of $852,702 was transferred to share premium;
●	1,400,000 Common Shares for the exercise of 1,400,000 warrants at $0.12 CAD (approximately US$0.10), to settle long-term notes payable in the amount of $38,062 and debt in the amount of $95,959. The Company recognized the loss on settlement of $60,338. As the warrants were liability classified, the fair value of the shares of $291,912 was transferred to share premium;
●	931,667 Common Shares for the exercise of 931,667 warrants at $0.10 CAD (approximately US$0.08) for gross proceeds of $93,167 CAD (US$73,961). As the warrants were liability classified, the fair value of the shares of $88,577 was transferred to share premium;
●	500,000 shares, as a result of the exercise of 500,000 warrants at $0.10 CAD (approximately US$0.08) where the Company entered into promissory note agreements for total principal receivable by the Company of $50,000 CAD (US$39,969). The notes bear interest at 5% per annum and mature in two years. As the warrants were liability classified, the fair value of the shares of $852,702 was transferred to share premium;
●	30,000 Common Shares for the exercise of 30,000 warrants at $0.20 CAD (approximately US$0.16) for gross proceeds of $6,000 CAD (US$4,809). As the warrants were liability classified, the fair value of the shares of $716 was transferred to share premium; and
●	25,000 Common Shares for the exercise of warrants at $0.31 for gross proceeds of $8,000.